Note 16 - Changes in Plan Assets and Benefit Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Changes In Plan Assets And Benefit Recognized In Other Comprehensive Income Loss [Line Items]
Newly established (loss) gain		$ (95)		$ 88	$ 278
Newly established prior service credit		(6)		(4)	(61)
Amortization of:
Prior service (credit) cost	[1]			(8)	(3)
Successor [Member] | UNITED STATES
Changes In Plan Assets And Benefit Recognized In Other Comprehensive Income Loss [Line Items]
Newly established (loss) gain		97		(126)	(255)
Newly established prior service credit					61
Amortization of:
Prior service (credit) cost				(8)	(3)
Net loss (gain) recognized in expense due to settlements		(11)			10
Total Income (loss) recognized in Other comprehensive income before fresh start accounting		86		(134)	(187)
Successor [Member] | Non-U.S. [Member]
Changes In Plan Assets And Benefit Recognized In Other Comprehensive Income Loss [Line Items]
Newly established (loss) gain		8		25	(46)
Newly established prior service credit		6
Amortization of:
Net actuarial loss				2
Transfers					1
Total Income (loss) recognized in Other comprehensive income before fresh start accounting		$ 14		$ 27	$ (45)
Predecessor [Member]
Changes In Plan Assets And Benefit Recognized In Other Comprehensive Income Loss [Line Items]
Newly established (loss) gain			$ (393)
Amortization of:
Prior service (credit) cost	[1]		(75)
Predecessor [Member] | UNITED STATES
Changes In Plan Assets And Benefit Recognized In Other Comprehensive Income Loss [Line Items]
Newly established (loss) gain			80
Amortization of:
Prior service (credit) cost			1
Net actuarial loss			120
Prior service cost recognized due to curtailment			1
Net curtailment gain not recognized in expense			20
Total Income (loss) recognized in Other comprehensive income before fresh start accounting			222
Effect of application of fresh start accounting			1,955
Predecessor [Member] | Non-U.S. [Member]
Changes In Plan Assets And Benefit Recognized In Other Comprehensive Income Loss [Line Items]
Newly established (loss) gain			78
Amortization of:
Net actuarial loss			55
Prior service cost recognized due to curtailment			1
Net curtailment gain not recognized in expense			7
Net loss (gain) recognized in expense due to settlements			1,542
Total Income (loss) recognized in Other comprehensive income before fresh start accounting			1,683
Effect of application of fresh start accounting			$ 418

[1]	Reclassified to Pension (income) expense - refer to Note 16, "Retirement Plans" and Note 17, "Other Postretirement Benefits" for additional information.